Stock-Based Compensation (Details Narrative) - $ / shares			1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 15, 2020	Jun. 22, 2018	Jun. 30, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of option granted, shares					1,500,000
Option exercise price per
Options term				2 years 3 months 29 days	1 year 6 months
Options outstanding				1,510,000	1,510,000	10,000
Warrants outstanding				250,000	1,233,000	1,233,000
Warrant One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercise price				$ 0.65	$ 0.65
Warrant Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercise price				$ 1.00	$ 1.00
Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants, description			(a) each participant has the right to acquire additional shares of the Company’s Common Stock equal to ten (10%) of the shares purchased in the offering (the “Warrants”); (b) one-half of the Warrants granted to each participant have an exercise price of $0.65 and the other one-half have an exercise price of $1.00, and (c) the Warrants shall be exercisable between June 5, 2019, the date of grant and June 4, 2021 the date of expiration of the Warrants.
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable date				Jun. 05, 2019	Jun. 05, 2019
Warrants expiration date				Jun. 04, 2021	Jun. 04, 2021
Paris Balaouras [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	3 years
Roger Bloss [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	3 years
Bernard Moyle [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of option granted, shares	500,000
Option exercise price per	$ 0.75
Options term	3 years
Corporate Advisory Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of option granted, shares		10,000
Option exercise price per		$ 1.20
Options term		3 years